Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Schedule of deferred taxes
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2019	At 1 July 2018 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	At 30 June 2019 £’000
Accelerated capital allowances	£(87)	£—	£(43)	£—	£(130)
Tax losses	62	—	805	—	867
Share-based compensation	1,670	—	1,107	4,077	6,854
Intangible assets	(2,089)	39	1,610	—	(440)
Other temporary differences	100	(5)	271	—	366
Total	£(344)	£34	£3,750	£4,077	£7,517

Deferred tax 2018	At 1 July 2017 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	At 30 June 2018 £’000
Accelerated capital allowances	£(76)	£(2)	£(9)	£—	£(87)
Tax losses	227	—	(165)	—	62
Share-based compensation	271	—	309	1,090	1,670
Intangible assets	(2,490)	(61)	462	—	(2,089)
Other temporary differences	349	(2)	(247)	—	100
Total	£(1,719)	£(65)	£350	£1,090	£(344)
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2019 £’000	2018 £’000
Deferred tax assets	9,550	2,488
Deferred tax liabilities	(2,033)	(2,832)
Net deferred tax	7,517	(344)